Consolidated balance sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets [abstract]
Property, plant and equipment	$ 12,263	$ 12,069
Right-of-use assets	1,676	1,677
Goodwill	29,999	26,524
Intangible assets other than goodwill	36,809	28,787
Investments in associated companies	9,632	8,644
Deferred tax assets	8,214	7,909
Financial assets	2,901	2,518
Other non-current assets	892	738
Total non-current assets	102,386	88,866
Current assets [abstract]
Inventories	7,131	5,982
Current trade receivables	8,217	8,301
Income tax receivable	239	254
Marketable securities, commodities, time deposits and derivative financial instruments	1,905	334
Cash and cash equivalents	9,658	11,112
Other current assets	2,523	2,680
Total current assets without disposal group	29,673	28,663
Assets of disposal group held for sale		841
Total current assets	29,673	29,504
Total assets	132,059	118,370
Equity [abstract]
Share capital	913	936
Treasury shares	(53)	(80)
Reserves	55,738	54,618
Equity attributable to Novartis AG shareholders	56,598	55,474
Non-controlling interests	68	77
Total equity	56,666	55,551
Non-current liabilities [abstract]
Financial debts	26,259	20,353
Lease liabilities	1,719	1,703
Deferred tax liabilities	7,422	5,867
Provisions and other non-current liabilities	6,934	6,632
Total non-current liabilities	42,334	34,555
Current liabilities [abstract]
Trade payables	5,403	5,424
Financial debts and derivative financial instruments	9,785	7,031
Lease liabilities	286	246
Current income tax liabilities	2,458	2,194
Provisions and other current liabilities	15,127	13,338
Total current liabilities without disposal group	33,059	28,233
Liabilities of disposal group held for sale		31
Total current liabilities	33,059	28,264
Total liabilities	75,393	62,819
Total equity and liabilities	$ 132,059	$ 118,370